MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES

NOTE 14- MARKETABLE SECURITIES

a.	Available for sale securities

Available-for-sale securities are comprised of debt securities.

As of December 31, 2014 the fair value, amortized cost and gross unrealized holding gains and losses of such securities are as follows:

	Fair value	Amortized cost	unrealized holding gains	unrealized holding losses
	U.S. dollars in thousands
December 31, 2014	37,230	37,355	32	157

Investments in marketable securities are classified based on the remaining period until maturity.

b.	Contractual maturities

The contractual maturities of debt securities are as follows:

December 31, 2014
U.S. dollars in thousands

2015	$1,943
2016	6,047
2017	18,011
2018 and thereafter	11,229
$37,230